Total
Emerging Markets Fund
USAA Emerging Markets Fund Summary
Investment Objective
The USAA Emerging Markets Fund (the "Fund") seeks capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds. More information about these and other discounts is available in Purchases on page 24 of the Fund's Prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries, and from your investment professional.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Emerging Markets Fund	Fund Shares	Inst. Shares	Class A	[1]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none	[2]
[1]	Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A and became subject to a front-end sales charge.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerging Markets Fund		Fund Shares	Inst. Shares	Class A
Management Fee	[1]	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.52%	0.29%	0.58%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.53%	1.30%	1.84%
Fee Waiver/Reimbursement		(0.04%)	none	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	[3]	1.49%	1.30%	1.76%
[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate (increase or decrease by up to +/- 0.06% of the average nets assets of the Fund) based on the Fund's performance relative to a securities market index measured over a rolling 36-month period. See Fund Management section for a description of the performance adjustment.
[2]	The expense information in the table for Fund Shares, Institutional Shares, and Class A shares (formerly, Adviser Shares) has been restated to reflect current fees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Class A shares (formerly, Adviser Shares), through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	152	476	827	1,817
Inst. Shares	132	412	713	1,568
Class A	744	1,113	1,506	2,603

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the six-month period ended November 30, 2019, the Fund's portfolio turnover rate was 78% of the average value of its portfolio. For the fiscal year ended May 31, 2019, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in equity securities of emerging-market companies. The "equity securities" in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

Principal Risks

The Fund's investments are subject to the following principal risks:

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Geographic Risk – The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests. As such, the Fund's performance could be more volatile than the performance of more geographically diversified funds.

Over-the-Counter Risk – The Fund also is subject to over-the-counter ("OTC") risk. OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.

Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Class A shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at usaa.com (effective on or about September 8, 2020, performance information may be found at vcm.com) or by calling (800) 235-8396. Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares, subject to a front-end sales load and different fees and expenses. Performance of the Class A shares, therefore, is that of the Adviser Shares restated to reflect the sales load applicable to Class A shares but not any difference in the fees and expenses.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

The year-to-date return of the Fund Shares as of March 31, 2020, was -26.53%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.43%	September 30, 2010
Lowest Quarter Return	-25.29%	September 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2019
Average Annual Total Returns - Emerging Markets Fund	1 Year	5 Years	10 Years (or Life of Class)
Fund Shares	22.90%	4.81%	1.65%
Fund Shares | Return After Taxes on Distributions	22.81%	4.84%	1.62%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	13.63%	3.92%	1.47%
Inst. Shares	23.15%	5.06%	1.92%
Class A	15.51%	3.36%	1.08%	[1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.68%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)	20.86%	5.86%	4.17%
[1]	The inception date of the Class A shares (redesignated from Adviser Shares) is August 1, 2010.